ORDINARY SHARES	12 Months Ended
Sep. 30, 2019
ORDINARY SHARES
NOTE 7. ORDINARY SHARES

The Company is authorized to issue up to 250,000,000 ordinary shares with a stated par value of $0.0001 per share.

During the year ended September 30, 2019, the Company did not issue any shares.

During the year ended September 30, 2018, the Company issued a total of 1,200,000 shares at a price of $0.12 to $ 0.13 per share to four investors of which 600,000 shares were issued to Winfield, Yongbiao Ding, the Chief Financial Officer (“CFO”) of the Company for net proceeds of $72,000.

On January 10, 2018, the Company issued 122,337 shares at a price of $0.12 per share to a consultant for consulting service fee of $14,680.

On September 30, 2018, the Company issued a total of 13,697,852 shares at a price of $0.30 per share for debt conversion of which:

(i)	2,869,764 shares were issued to Michael Lee, the Chief Executive Officer (“CEO”) of the Company in exchange for the cancellation of $860,929 in debt owed by the Company;

(ii)	534,578 shares were issued to Ford Moore, a director of the Company, in exchange for the cancellation of $160,373 in debt owed by the Company;

(iii)	380,130 shares were issued to David Milroy, a director of the Company, in exchange for the cancellation of $114,039 in debt owed by the Company;

(iv)	113,723 shares were issued to Ruby Hui, a shareholder of the Company, in exchange for the cancellation of $34,117 in debt owed by the Company;

(v)	66,992 shares were issued to an arm’s length investor in exchange for the cancellation of $20,098 in debt owed by the Company;

(vi)	1,560,823 shares were issued to an employee in exchange for the cancellation of $468,247 in debt owed by the Company;

(vii)	66,020 shares were issued to Vago International Limited, over 10% shareholder of the Company, in exchange for the cancellation of $19,806 in debt owed by the Company;

(viii)	715,113 shares were issued to an affiliate of the Company in exchange for the cancellation of $214,534 in debt owed by the Company;

(ix)	7,390,709 shares were issued to an investor of the Company in exchange for the cancellation of $2,217,212 in debt owed by the Company.

As of September 30, 2019 and 2018, there were 104,524,189 and 104,524,189 shares issued and outstanding respectively.